                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-772

                         RIVERSOURCE EQUITY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 5/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
MID CAP GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2009


RIVERSOURCE MID CAP GROWTH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   18

Notes to Financial Statements......   23

Approval of Investment Management
  Services Agreement...............   38

Proxy Voting.......................   41




--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Mid Cap Growth Fund (the Fund) Class A shares increased 40.46%
  (excluding sales charge) for the six months ended May 31, 2009.

> The Fund outperformed its benchmark, the Russell Midcap(R) Growth Index, which rose 20.34% for the period.

> The Fund also outperformed its peer group, represented by the Lipper Mid-Cap
  Growth Funds Index, which increased 16.99% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2009)
--------------------------------------------------------------------------------


                          6 months*   1 year  3 years  5 years  10 years
------------------------------------------------------------------------
RiverSource Mid Cap
  Growth Fund Class A
  (excluding sales
  charge)                  +40.46%   -24.20%   -4.81%   +0.02%   +1.25%
------------------------------------------------------------------------
Russell Midcap Growth
  Index(1) (unmanaged)     +20.34%   -35.72%   -8.19%   -0.22%   +0.65%
------------------------------------------------------------------------
Lipper Mid-Cap Growth
  Funds Index(2)           +16.99%   -35.17%   -6.46%   +0.75%   +1.01%
------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth

--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



    values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  6/4/57)                  +40.46%   -24.20%   -4.81%   +0.02%   +1.25%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +39.86%   -24.85%   -5.57%   -0.76%   +0.47%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +39.86%   -24.85%   -5.54%   -0.75%     N/A       -2.27%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                  +40.80%   -23.84%   -4.35%   +0.49%     N/A       -0.19%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 +40.63%   -23.97%   -4.60%   +0.22%   +1.43%        N/A
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  6/4/57)                  +32.37%   -28.56%   -6.67%   -1.16%   +0.65%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +34.86%   -28.60%   -6.30%   -0.99%   +0.47%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +38.86%   -25.60%   -5.54%   -0.75%     N/A       -2.27%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third*** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

  *Not annualized.
 **For classes with less than 10 years performance.
***For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                    X     MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.16%       1.16%
-----------------------------------------
Class B              1.92%       1.92%
-----------------------------------------
Class C              1.92%       1.92%
-----------------------------------------
Class I              0.71%       0.71%
-----------------------------------------
Class R4             1.00%       0.95%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.12% during the fiscal year ended Nov. 30, 2008), will not exceed 1.07% for Class R4.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

Investments in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
4  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SECTOR DIVERSIFICATION(1) (at May 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     12.2%
------------------------------------------------
Consumer Staples                            0.4%
------------------------------------------------
Energy                                     10.8%
------------------------------------------------
Financials                                  6.6%
------------------------------------------------
Health Care                                13.5%
------------------------------------------------
Industrials                                19.7%
------------------------------------------------
Information Technology                     24.1%
------------------------------------------------
Materials                                   7.7%
------------------------------------------------
Telecommunication Services                  1.3%
------------------------------------------------
Utilities                                   0.2%
------------------------------------------------
Other(2)                                    3.5%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

 Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of May 31, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at May 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

TIBCO Software                              2.1%
------------------------------------------------
PMC-Sierra                                  2.1%
------------------------------------------------
Ciena                                       1.8%
------------------------------------------------
Akamai Technologies                         1.6%
------------------------------------------------
Citrix Systems                              1.4%
------------------------------------------------
TCF Financial                               1.3%
------------------------------------------------
VistaPrint                                  1.2%
------------------------------------------------
Hubbell Cl B                                1.2%
------------------------------------------------
St. Jude Medical                            1.1%
------------------------------------------------
Juniper Networks                            1.0%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 DEC. 1, 2008   MAY 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,404.60        $ 8.69         1.45%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.70        $ 7.29         1.45%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,398.60        $13.34         2.23%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.81        $11.20         2.23%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,398.60        $13.22         2.21%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.91        $11.10         2.21%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,408.00        $ 5.28          .88%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.54        $ 4.43          .88%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,406.30        $ 6.78         1.13%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.30        $ 5.69         1.13%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2009: +40.46% for Class A, +39.86% for Class B, +39.86% for Class C, +40.80% for Class I, and +40.63% for Class R4.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

MAY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.4%)
Precision Castparts                                     29,322             $2,421,118
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
CH Robinson Worldwide                                   52,950(d)           2,690,919
-------------------------------------------------------------------------------------

AIRLINES (1.7%)
AMR                                                    573,431(b)           2,551,768
Continental Airlines Cl B                              259,461(b,d)         2,418,177
Delta Air Lines                                        442,388(b)           2,570,274
UAL                                                    554,783(b)           2,585,289
                                                                      ---------------
Total                                                                      10,125,508
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.3%)
BioMarin Pharmaceutical                                318,375(b,d)         4,450,882
Celera                                                 453,570(b,d)         3,433,525
Genzyme                                                 65,497(b,d)         3,873,493
OSI Pharmaceuticals                                     64,046(b,d)         2,164,755
                                                                      ---------------
Total                                                                      13,922,655
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.7%)
Janus Capital Group                                    123,031(d)           1,247,534
Legg Mason                                             118,302(d)           2,280,863
Northern Trust                                          17,185(d)             990,715
TD Ameritrade Holding                                  339,232(b)           5,780,513
                                                                      ---------------
Total                                                                      10,299,625
-------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Airgas                                                  47,028              1,987,403
Mosaic                                                  31,306(e)           1,712,438
Potash Corp of Saskatchewan                             16,044(c,e)         1,858,537
                                                                      ---------------
Total                                                                       5,558,378
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
TCF Financial                                          691,607(d)           9,931,476
Zions Bancorporation                                    64,972(d)             888,817
                                                                      ---------------
Total                                                                      10,820,293
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Copart                                                  80,447(b,d)         2,468,918
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.9%)
Ciena                                                1,208,194(b,d,e)      13,290,135
F5 Networks                                             29,863(b,d)           948,449
Juniper Networks                                       302,077(b)           7,470,364
Motorola                                               225,808              1,368,396
ORBCOMM                                                771,620(b,d)         1,188,295
Riverbed Technology                                    231,191(b,d)         4,644,627
                                                                      ---------------
Total                                                                      28,910,266
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
NetApp                                                  74,883(b,d)         1,460,219
Seagate Technology                                     399,374(c)           3,478,547
                                                                      ---------------
Total                                                                       4,938,766
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (4.4%)
Chicago Bridge & Iron                                  310,541(c)           4,009,084
EMCOR Group                                            196,936(b,d)         4,425,152
Fluor                                                   86,901              4,082,609
Foster Wheeler                                         108,254(b)           2,870,896
Jacobs Engineering Group                                43,414(b)           1,862,461
Quanta Services                                        320,220(b,d)         7,304,218
Shaw Group                                              56,984(b)           1,549,965
                                                                      ---------------
Total                                                                      26,104,385
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Martin Marietta Materials                               35,799(d)           2,916,545
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
First Marblehead                                     1,011,978(b,d)         1,796,261
SLM                                                    442,095(b,d)         2,922,248
                                                                      ---------------
Total                                                                       4,718,509
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.6%)
LKQ                                                    231,148(b,d)         3,534,253
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                       22,959(b)           1,356,877
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
IntercontinentalExchange                                12,539(b,d)         1,351,579
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
FairPoint Communications                             1,760,028(d)          $1,777,628
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (7.0%)
Energy Conversion Devices                              270,655(b,d)         4,657,973
Evergreen Solar                                      3,076,720(b,d)         5,722,699
First Solar                                             28,951(b,d)         5,500,690
General Cable                                          130,315(b,e)         4,983,246
Hubbell Cl B                                           264,169              8,773,052
JA Solar Holdings ADR                                  395,851(b,c,d)       1,674,450
Real Goods Solar Cl A                                  532,772(b,d)         1,097,510
SunPower Cl A                                           80,184(b,d)         2,336,562
Suntech Power Holdings ADR                              60,066(b,c,d)         981,478
Yingli Green Energy Holding ADR                        445,338(b,c,d,e)     5,700,326
                                                                      ---------------
Total                                                                      41,427,986
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Itron                                                   46,393(b,d)         2,706,568
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
BJ Services                                            335,478              5,246,876
ENSCO Intl                                             109,279              4,249,860
Natl Oilwell Varco                                      90,143(b)           3,481,323
Noble                                                   53,762              1,847,800
Smith Intl                                              64,736              1,889,644
Weatherford Intl                                        81,523(b)           1,687,526
                                                                      ---------------
Total                                                                      18,403,029
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Dean Foods                                             121,839(b)           2,290,573
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.6%)
CR Bard                                                 39,937              2,855,096
Haemonetics                                             16,302(b,d)           867,755
Hologic                                                334,549(b)           4,238,736
Intuitive Surgical                                      14,154(b,d)         2,118,571
St. Jude Medical                                       221,435(b)           8,640,394
Thoratec                                               106,973(b,d)         2,682,883
Varian Medical Systems                                 163,809(b,d)         5,857,810
                                                                      ---------------
Total                                                                      27,261,245
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.1%)
AmerisourceBergen                                       78,620              2,916,802
CardioNet                                               83,065(b,d)         1,471,081
Express Scripts                                         71,024(b)           4,549,088
MEDNAX                                                  90,350(b,d)         3,659,175
Omnicare                                                92,711              2,505,978
Patterson Companies                                    167,721(b,d)         3,453,375
                                                                      ---------------
Total                                                                      18,555,499
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.0%)
Darden Restaurants                                      60,801(d)           2,199,172
Intl Game Technology                                   211,333(d,e)         3,668,741
Marriott Intl Cl A                                      94,940(d)           2,217,798
MGM MIRAGE                                             145,049(b)           1,082,066
Pinnacle Entertainment                                 129,465(b,d,e)       1,378,802
Starbucks                                              260,954(b)           3,755,129
Starwood Hotels & Resorts Worldwide                    136,173(d)           3,332,153
                                                                      ---------------
Total                                                                      17,633,861
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
KB Home                                                124,767(d)           1,871,505
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Ormat Technologies                                      36,117(d)           1,440,707
-------------------------------------------------------------------------------------

INSURANCE (0.5%)
XL Capital Cl A                                        287,689(c,e)         2,911,413
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Orbitz Worldwide                                       823,365(b,d)         1,778,468
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.8%)
Akamai Technologies                                    541,488(b,d)        12,053,523
Omniture                                               128,501(b,d)         1,518,882
VistaPrint                                             232,115(b,c,d,e)     8,887,683
                                                                      ---------------
Total                                                                      22,460,088
-------------------------------------------------------------------------------------

IT SERVICES (0.2%)
ManTech Intl Cl A                                       25,478(b,d)           977,081
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Eastman Kodak                                        1,833,273(d)           4,784,843
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.5%)
Illumina                                                84,821(b,d)         3,113,779
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MACHINERY (1.7%)
Bucyrus Intl                                            62,864(d,e)        $1,802,940
Cummins                                                 46,052              1,493,466
Flowserve                                               32,441              2,386,685
Joy Global                                              53,520              1,844,834
Terex                                                  167,732(b,d)         2,250,963
                                                                      ---------------
Total                                                                       9,778,888
-------------------------------------------------------------------------------------

MARINE (1.8%)
DryShips                                               635,367(c,d)         5,197,302
Genco Shipping & Trading                               200,920(d,e)         5,254,058
                                                                      ---------------
Total                                                                      10,451,360
-------------------------------------------------------------------------------------

MEDIA (0.8%)
Regal Entertainment Group Cl A                         214,643              2,738,844
Sirius XM Radio                                      5,774,820(b)           2,018,300
                                                                      ---------------
Total                                                                       4,757,144
-------------------------------------------------------------------------------------

METALS & MINING (5.6%)
AK Steel Holding                                       518,193              7,410,159
Alcoa                                                  313,881(d)           2,893,983
Allegheny Technologies                                 136,727(d)           4,841,503
Cliffs Natural Resources                               195,158              5,318,056
Freeport-McMoRan Copper & Gold                         112,986              6,149,828
Kinross Gold                                            29,936(c)             605,306
United States Steel                                    147,519              5,027,448
Yamana Gold                                             57,653(c)             678,576
                                                                      ---------------
Total                                                                      32,924,859
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
JC Penney                                               80,591(d)           2,102,619
Nordstrom                                              133,636(d)           2,631,293
                                                                      ---------------
Total                                                                       4,733,912
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.7%)
Arch Coal                                              129,918(d)           2,407,381
Chesapeake Energy                                      102,043              2,312,294
CONSOL Energy                                           73,466(e)           3,023,861
Denbury Resources                                      207,964(b,d)         3,574,901
El Paso                                                481,374              4,693,396
Frontier Oil                                           258,796              4,521,165
Murphy Oil                                              39,069              2,305,462
Newfield Exploration                                   166,656(b)           6,019,614
Petrohawk Energy                                        79,734(b,d)         2,009,297
Range Resources                                         34,325              1,572,428
Southwestern Energy                                     75,740(b,e)         3,292,418
Tesoro                                                 255,352(d)           4,325,663
Williams Companies                                     265,222              4,450,425
XTO Energy                                              29,201              1,248,927
                                                                      ---------------
Total                                                                      45,757,232
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Intl Paper                                             269,532              3,873,175
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.9%)
Allergan                                                67,752              2,989,896
King Pharmaceuticals                                   242,168(b,d)         2,290,909
Mylan                                                  337,349(b,d)         4,456,380
Shire ADR                                              171,878(c,d)         7,167,313
                                                                      ---------------
Total                                                                      16,904,498
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Redwood Trust                                           96,508              1,536,407
-------------------------------------------------------------------------------------

ROAD & RAIL (1.6%)
Con-way                                                 78,196(e)           2,510,092
Hertz Global Holdings                                  133,575(b,d)           914,989
JB Hunt Transport Services                              46,038(d)           1,414,748
Kansas City Southern                                   162,832(b)           2,685,099
Ryder System                                            72,633(d)           2,046,798
                                                                      ---------------
Total                                                                       9,571,726
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
Altera                                                 146,313(d)           2,490,247
ASML Holding                                           136,887(c,d)         2,833,561
Broadcom Cl A                                          173,654(b,d)         4,424,704
MEMC Electronic Materials                              185,609(b)           3,580,398
Microchip Technology                                    96,702(d)           2,085,862
NVIDIA                                                 176,367(b,d)         1,839,508
PMC-Sierra                                           2,039,446(b,d)        15,479,395
                                                                      ---------------
Total                                                                      32,733,675
-------------------------------------------------------------------------------------

SOFTWARE (8.4%)
Activision Blizzard                                    303,172(b)           3,662,318
Citrix Systems                                         345,450(b,d)        10,850,584
CommVault Systems                                      158,982(b)           1,963,428
Compuware                                              573,659(b)           4,377,018
Informatica                                            187,759(b,d)         3,066,104


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
Intuit                                                  65,648(b)          $1,786,939
Novell                                                 678,030(b)           2,820,605
TIBCO Software                                       2,419,786(b,d)        16,043,180
VMware Cl A                                            172,342(b,d)         5,349,496
                                                                      ---------------
Total                                                                      49,919,672
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.9%)
Abercrombie & Fitch Cl A                                82,648(d)           2,488,531
American Eagle Outfitters                              193,924(d)           2,872,014
Dick's Sporting Goods                                  287,983(b,d)         5,126,098
GameStop Cl A                                          108,903(b,d)         2,717,130
Gap                                                     67,557              1,205,892
Limited Brands                                         189,144(d)           2,366,191
Tiffany & Co                                           117,537(d)           3,334,525
TJX Companies                                          109,210(d)           3,222,787
Urban Outfitters                                       272,989(b,d)         5,574,436
                                                                      ---------------
Total                                                                      28,907,604
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
lululemon athletica                                    238,014(b,c,d,e)     3,006,117
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.3%)
MGIC Investment                                        958,004(d,e)         4,176,898
Radian Group                                         1,227,575              3,474,037
                                                                      ---------------
Total                                                                       7,650,935
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal                                                44,302(d)           1,471,712
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
American Tower Cl A                                     73,968(b)           2,357,360
NII Holdings                                           162,619(b,e)         3,327,185
                                                                      ---------------
Total                                                                       5,684,545
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $593,561,022)                                                     $571,196,328
-------------------------------------------------------------------------------------




MONEY MARKET FUND (3.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.27%              20,728,928(f)        $20,728,928
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $20,728,928)                                                       $20,728,928
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (26.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    159,610,178          $159,610,178
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $159,610,178)                                                     $159,610,178
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $773,900,128)(g)                                                  $751,535,434
=====================================================================================





INVESTMENTS IN DERIVATIVES
OPEN OPTIONS CONTRACTS WRITTEN AT MAY 31, 2009



                                   NUMBER OF  EXERCISE   PREMIUM  EXPIRATION
ISSUER                 PUTS/CALLS  CONTRACTS    PRICE   RECEIVED     DATE     VALUE(a)
--------------------------------------------------------------------------------------
Bucyrus Intl              Call          65     $30.00    $3,510    June 2009    $8,125
Ciena                     Call         973      12.50    29,190    June 2009    26,757
Con-way                   Call         162      32.50    18,225    June 2009    23,490
Con-way                   Call         162      35.00     9,752    June 2009     9,315
Genco Shipping &
  Trading                 Call         195      22.50    12,480    June 2009    82,875
General Cable             Call         140      40.00    18,375    June 2009    21,000
Intl Game Technology      Call         178      17.50     4,272    June 2009    14,240


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


OPEN OPTIONS CONTRACTS WRITTEN AT MAY 31, 2009
(CONTINUED)



                                   NUMBER OF  EXERCISE   PREMIUM  EXPIRATION
ISSUER                 PUTS/CALLS  CONTRACTS    PRICE   RECEIVED     DATE     VALUE(a)
--------------------------------------------------------------------------------------
lululemon athletica       Call         480      15.00    29,520    June 2009    21,600
Mosaic                    Call          32      60.00     8,544    June 2009     3,200
NII Holdings              Call         162      20.00    14,120    June 2009    23,085
Pinnacle
  Entertainment           Call         130      12.50     7,020    June 2009       975
Potash Corp of
  Saskatchewan            Call          16     125.00     4,912    June 2009     2,960
Southwestern Energy       Call          78      45.00     4,992    June 2009     8,580
Yingli Green Energy
  Holding ADR             Call         788      10.00    78,339    June 2009   232,460
Yingli Green Energy
  Holding ADR             Call         324      12.50    22,375    June 2009    41,310
CONSOL Energy             Call          74      45.00    16,798    July 2009    17,020
MGIC Investment           Call       1,149       7.50    51,659    July 2009     8,618
VistaPrint                Call         232      45.00    29,464    July 2009    11,600
XL Capital Cl A           Call         292      12.50    20,324    July 2009    13,870
--------------------------------------------------------------------------------------
Total                                                                         $571,080
--------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2009, the value of foreign securities represented 8.3% of net assets.

(d) At May 31, 2009, security was partially or fully on loan. See Note 6 to the financial statements.

(e) At May 31, 2009, securities valued at $571,080 were held to cover open call options written. See Note 7 to the financial statements.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2009.

(g) At May 31, 2009, the cost of securities for federal income tax purposes was approximately $773,900,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $71,041,000
     Unrealized depreciation                            (93,406,000)
     --------------------------------------------------------------
     Net unrealized depreciation                       $(22,365,000)
     --------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
12  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                          FAIR VALUE AT MAY 31, 2009
                          ----------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
------------------------------------------------------------------------------------
Investments in
  securities                 $751,535,434        $--          $--       $751,535,434
Other financial
  instruments*                    571,080         --           --            571,080
------------------------------------------------------------------------------------
Total                        $752,106,514        $--          $--       $752,106,514
------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options, which are valued at the unrealized appreciation (depreciation) on the instrument.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $593,561,022)             $  571,196,328
  Affiliated money market fund (identified cost $20,728,928)           20,728,928
  Investments of cash collateral received for securities on loan
    (identified cost $159,610,178)                                    159,610,178
---------------------------------------------------------------------------------
Total investments in securities (identified cost $773,900,128)        751,535,434
Cash                                                                        3,601
Capital shares receivable                                                 743,985
Dividends and accrued interest receivable                                 413,205
Receivable for investment securities sold                               6,836,358
---------------------------------------------------------------------------------
Total assets                                                          759,532,583
---------------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received $383,869)          571,080
Capital shares payable                                                    240,084
Payable for investment securities purchased                             6,308,437
Payable upon return of securities loaned                              159,610,178
Accrued investment management services fees                                11,111
Accrued distribution fees                                                  98,833
Accrued transfer agency fees                                                3,573
Accrued administrative services fees                                          942
Accrued plan administration services fees                                     635
Other accrued expenses                                                    150,252
---------------------------------------------------------------------------------
Total liabilities                                                     166,995,125
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                  $ 592,537,458
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                     $     816,369
Additional paid-in capital                                            759,368,800
Excess of distributions over net investment income                       (675,066)
Accumulated net realized gain (loss)                                 (144,420,740)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (22,551,905)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                     $ 592,537,458
---------------------------------------------------------------------------------
*Including securities on loan, at value                             $ 159,106,813
---------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $455,229,789           61,864,663                       $7.36(1)
Class B                     $ 55,763,638            9,081,214                       $6.14
Class C                     $  3,958,929              644,286                       $6.14
Class I                     $ 74,343,026            9,618,813                       $7.73
Class R4                    $  3,242,076              427,917                       $7.58
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.81. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                              1,991,890
Income distributions from affiliated money market fund                    19,944
Fee income from securities lending                                       791,264
  Less foreign taxes withheld                                             (6,614)
--------------------------------------------------------------------------------
Total income                                                           2,796,484
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    1,800,255
Distribution fees
  Class A                                                                456,158
  Class B                                                                229,332
  Class C                                                                 14,185
Transfer agency fees
  Class A                                                                582,530
  Class B                                                                 79,918
  Class C                                                                  4,719
  Class R4                                                                   659
Administrative services fees                                             142,309
Plan administration services fees -- Class R4                              3,293
Compensation of board members                                              7,630
Custodian fees                                                            34,480
Printing and postage                                                      35,575
Registration fees                                                         30,030
Professional fees                                                         11,387
Other                                                                     33,172
--------------------------------------------------------------------------------
Total expenses                                                         3,465,632
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                              (839)
--------------------------------------------------------------------------------
Total net expenses                                                     3,464,793
--------------------------------------------------------------------------------
Investment income (loss) -- net                                         (668,309)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (113,191,836)
  Options contracts written                                               20,132
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (113,171,704)
Net change in unrealized appreciation (depreciation) on
  investments  and on translation of assets and liabilities in
  foreign currencies                                                 283,655,736
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                170,484,032
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 169,815,723
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                       MAY 31, 2009   NOV. 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $    (668,309) $     (843,549)
Net realized gain (loss) on investments                                (113,171,704)    (26,633,189)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    283,655,736    (419,144,016)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         169,815,723    (446,620,754)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                                      --    (143,937,212)
    Class B                                                                      --     (26,887,842)
    Class C                                                                      --      (1,305,317)
    Class I                                                                      --      (8,996,776)
    Class R4                                                                     --      (1,244,635)
---------------------------------------------------------------------------------------------------
Total distributions                                                              --    (182,371,782)
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         23,146,189      41,791,475
  Class B shares                                                          2,719,219       5,480,581
  Class C shares                                                            825,287         543,467
  Class I shares                                                          4,723,593      48,716,918
  Class R4 shares                                                           517,323       1,391,894
Reinvestment of distributions at net asset value
  Class A shares                                                                 --     136,959,390
  Class B shares                                                                 --      26,566,875
  Class C shares                                                                 --       1,289,392
  Class I shares                                                                 --       8,995,967
  Class R4 shares                                                                --       1,244,635
Payments for redemptions
  Class A shares                                                        (47,133,787)   (186,657,197)
  Class B shares                                                         (7,270,273)    (47,586,910)
  Class C shares                                                           (481,115)     (1,913,532)
  Class I shares                                                         (5,268,550)     (8,777,977)
  Class R4 shares                                                          (828,771)     (3,232,383)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (29,050,885)     24,812,595
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 140,764,838    (604,179,941)
Net assets at beginning of period                                       451,772,620   1,055,952,561
---------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 592,537,458  $  451,772,620
---------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                    $    (675,066) $       (6,757)
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.24       $12.32       $14.40       $14.49       $12.64
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.02)(b)     (.05)(b)     (.01)        (.08)
Net gains (losses) (both realized and
 unrealized)                                          2.13        (4.93)        1.62         (.07)        1.93
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.12        (4.95)        1.57         (.08)        1.85
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --        (2.13)       (3.65)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.36        $5.24       $12.32       $14.40       $14.49
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $455         $349         $852       $1,093       $1,376
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.45%(e)     1.16%        1.08%        1.09%        1.09%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.27%)(e)    (.05%)       (.40%)       (.07%)       (.57%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                51%          76%          87%          45%          27%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                     40.46%(g)   (48.26%)      14.40%        (.55%)      14.64%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.39       $10.74       $13.10       $13.28       $11.68
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(b)     (.02)(b)     (.12)(b)     (.12)        (.19)
Net gains (losses) (both realized and
 unrealized)                                          1.78        (4.20)        1.41         (.05)        1.79
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.75        (4.22)        1.29         (.17)        1.60
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --        (2.13)       (3.65)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.14        $4.39       $10.74       $13.10       $13.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $56          $44         $137         $207         $329
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.23%(e)     1.92%        1.84%        1.87%        1.86%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.05%)(e)    (.81%)      (1.15%)       (.89%)      (1.35%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                51%          76%          87%          45%          27%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                     39.86%(g)   (48.64%)      13.46%       (1.28%)      13.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.39       $10.74       $13.10       $13.28       $11.68
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(b)     (.02)(b)     (.11)(b)     (.12)        (.18)
Net gains (losses) (both realized and
 unrealized)                                          1.78        (4.20)        1.40         (.05)        1.78
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.75        (4.22)        1.29         (.17)        1.60
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --        (2.13)       (3.65)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.14        $4.39       $10.74       $13.10       $13.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $3           $7           $9          $12
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.21%(e)     1.92%        1.84%        1.87%        1.87%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.04%)(e)    (.81%)      (1.03%)       (.87%)      (1.35%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                51%          76%          87%          45%          27%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                     39.86%(g)   (48.63%)      13.46%       (1.28%)      13.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov 30,                       2009(g)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.49       $12.75       $14.73       $14.75       $12.81
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .08(b)      (.03)(b)      .01         (.01)
Net gains (losses) (both realized and
 unrealized)                                          2.23        (5.21)        1.70         (.02)        1.95
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.24        (5.13)        1.67         (.01)        1.94
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --        (2.13)       (3.65)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.73        $5.49       $12.75       $14.73       $14.75
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $74          $53          $54          $--          $43
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                 .88%(e)      .71%         .67%         .66%         .63%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .29%(e)      .39%        (.24%)        .10%        (.09%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                51%          76%          87%          45%          27%
--------------------------------------------------------------------------------------------------------------
Total return                                        40.80%(f)   (48.00%)      14.86%        (.07%)      15.14%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.39       $12.58       $14.61       $14.67       $12.78
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)   .07(b)      (.03)(b)       --         (.06)
Net gains (losses) (both realized and
 unrealized)                                          2.19        (5.13)        1.65         (.05)        1.95
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.19        (5.06)        1.62         (.05)        1.89
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --        (2.13)       (3.65)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.58        $5.39       $12.58       $14.61       $14.67
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $3           $7          $29         $203
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.18%(f)     1.00%         .94%         .91%         .92%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.12%(f)      .93%         .92%         .91%         .92%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .06%(f)      .18%        (.25%)       (.07%)       (.40%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                51%          76%          87%          45%          27%
--------------------------------------------------------------------------------------------------------------
Total return                                        40.63%(i)   (48.11%)      14.56%        (.34%)      14.79%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MAY 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Mid Cap Growth Fund (the Fund) is a series of RiverSource Equity Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Equity Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks of mid-capitalization companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At May 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of

--------------------------------------------------------------------------------
24  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, recharacterization of REIT distributions, investments in partnerships, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

The Fund has adopted Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. See Investments in Derivatives below for more information.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of

--------------------------------------------------------------------------------
26  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of options traded in the OTC market depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain OTC options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


(undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. At May 31, 2009, the Fund had no written put options. The gross notional amount of written call contracts was $4 million at May 31, 2009.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF MAY 31, 2009

                           ASSET DERIVATIVES                LIABILITY DERIVATIVES
                   --------------------------------   --------------------------------
                   STATEMENT OF ASSETS                STATEMENT OF ASSETS
RISK EXPOSURE        AND LIABILITIES                    AND LIABILITIES
CATEGORY                 LOCATION        FAIR VALUE         LOCATION        FAIR VALUE
--------------------------------------------------------------------------------------
                                                      Options contracts
Equity contracts           N/A               N/A      written, at value      $571,080
--------------------------------------------------------------------------------------
TOTAL                                        N/A                             $571,080
--------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2009

           AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------
RISK EXPOSURE
CATEGORY                                                                    OPTIONS
------------------------------------------------------------------------------------------
Equity contracts                                                            $20,132
------------------------------------------------------------------------------------------
TOTAL                                                                       $20,132
------------------------------------------------------------------------------------------




  CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------
RISK EXPOSURE
CATEGORY                                                                    OPTIONS
------------------------------------------------------------------------------------------
Equity contracts                                                           $(187,211)
------------------------------------------------------------------------------------------
TOTAL                                                                      $(187,211)
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
28  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% annually as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $136,158 for the six months ended May 31, 2009. The management fee for the six months ended May 31, 2009, was 0.76% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's net assets increase. The fee for the six months ended May 31, 2009, was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2009, other expenses paid to this company were $1,803.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and education services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,712,000 and $32,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $151,854 for Class A, $12,116 for Class B and $469 for Class C for the six months ended May 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R4............................................  1.12%




--------------------------------------------------------------------------------
30  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4...........................................  $684


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $155


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  1.07%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Dec. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $17,562 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $239,649,680 and $274,657,851, respectively, for the six months ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED MAY 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 3,688,466            --    (8,410,992)      (4,722,526)
Class B                   529,717            --    (1,539,270)      (1,009,553)
Class C                   155,939            --      (102,853)          53,086
Class I                   779,415            --      (888,378)        (108,963)
Class R4                   86,354            --      (143,229)         (56,875)
----------------------------------------------------------------------------------

                                         YEAR ENDED NOV. 30, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 4,851,500    13,918,638   (21,327,743)      (2,557,605)
Class B                   723,036     3,196,977    (6,557,180)      (2,637,167)
Class C                    73,248       155,348      (261,172)         (32,576)
Class I                 5,648,659       876,800      (996,645)       5,528,814
Class R4                  151,988       123,353      (367,712)         (92,371)
----------------------------------------------------------------------------------


6. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2009 securities valued at $159,106,813 were on loan, secured by cash collateral of $159,610,178 invested in short-term securities or in cash equivalents.


--------------------------------------------------------------------------------
32  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $791,264 earned from securities lending from Dec. 1, 2008 through May 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. During the six months ended May 31, 2009, the Fund reimbursed the Investment Manager $2,343 for such expenses incurred prior to Dec. 1, 2008. This amount is included in other expenses in the Statement of Operations.

7. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended May 31, 2009 are as follows:


                  SIX MONTHS ENDED MAY 31, 2009
                                                    CALLS
                                             CONTRACTS  PREMIUMS
----------------------------------------------------------------
Balance Nov. 30, 2008                             --    $     --
Opened                                         5,940     404,431
Closed                                          (308)    (20,562)
----------------------------------------------------------------
Balance May 31, 2009                           5,632    $383,869
----------------------------------------------------------------


8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $89,108,610 and $79,360,800, respectively, for the six months ended May 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended May 31, 2009.

10. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $21,448,607 at Nov. 30, 2008, that if not offset by capital gains will expire in 2016.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the

--------------------------------------------------------------------------------
34  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise

--------------------------------------------------------------------------------
36  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
38  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations (in light of the challenging market environment).

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are

--------------------------------------------------------------------------------
                   RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
40  RIVERSOURCE MID CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE MID CAP GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                             S-6435 AA (7/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Equity Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and
   Principal Executive Officer

Date August 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and
   Principal Executive Officer

Date August 4, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and
   Principal Financial Officer

Date August 4, 2009